Financial Assets and Liabilities - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Jun. 30, 2019	Sep. 30, 2018	Jun. 30, 2018
Disclosure Of Financial Assets And Liabilities [Abstract]
Cash at bank	$ 34,131	$ 50,005
Deposits at call	405	421
Cash and cash equivalents	$ 34,536	$ 50,426	$ 55,143	$ 37,763